CBOE VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND

Consolidated Schedule of Investments		January 31, 2024 (unaudited)
66.61%	MONEY MARKET FUND	Shares	Fair Value

	Federated Treasury Obligations Fund -
	Institutional Class 5.19%(1) . . . . . . . .	1,663,683	$1,663,683
66.61%	TOTAL MONEY MARKET FUND . . . . .	. . . . . . .	1,663,683
66.61%	TOTAL INVESTMENTS . . . . . . . . .	. . . . . . .	1,663,683
33.39%	Other assets, net of liabilities . . . . . . .	. . . . . . .	834,108
100.00%	NET ASSETS . . . . . . . . . . . . . .	. . . . . . .	$2,497,791

(1)Effective 7 day yield as of January 31, 2024.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS

	Number				Value at	Unrealized
	of		Expiration	Notional	July 31,	Appreciation
-0.69%	Contracts	Descriptions	Date	Value	2023	(Depreciation)
	5	BRR Index .	3/31/2024	$1,312,536	$1,295,400	$(17,136)
-0.69%	TOTAL FUTURES CONTRACTS . .			$1,312,536	$1,295,400	$(17,136)

(2)All or a portion of this investment is a holding of the Cboe Vest Cayman Subsidiary I.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1

QUARTERLY REPORT

CBOE VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND

Schedule of Investments - continued	January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

	Level 1	Level 2		Level 3
		Other
		Significant		Significant
	Quoted	Observable	Unobservable
	Prices	Inputs		Inputs	Total
MONEY MARKET . . .	$1,663,683	—		—	1,663,683
TOTAL INVESTMENTS .	$1,663,683	—		—	1,663,683
FUTURE CONTRACTS .
	$—	$1,295,400	$	— $	1,295,400

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2024.

At January 31, 2024 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,312,536 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .

Gross unrealized depreciation . . . .

Net unrealized depreciation . . . . .

$ — (17,136) $ (17,136)

2

QUARTERLY REPORT